[Stradley Ronon Stevens & Young, LLP Letterhead]

Michael D. Mabry

(215) 564-8011

mmabry@stradley.com

December 5, 2011

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           EGA Emerging Global Shares Trust
File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 16 under the 1933 Act and Amendment No. 18 under the Investment Company Act of 1940, as amended (the “Amendment”), to the Registration Statement of EGA Emerging Global Shares Trust (the “Trust”).  The Trust is filing the Amendment for the purpose of adding multiple new series of shares to the Trust, designated as EGShares India Consumer Goods ETF, EGShares Turkey Small Cap ETF, EGShares South Africa Small Cap ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF, EGShares Emerging Markets Consumer Small Cap ETF, EGShares Emerging Markets Real Estate ETF, EGShares Beyond BRICs Emerging Asia Infrastructure ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF (each individually referred to as a “Fund” and collectively referred to as the “Funds”).  The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Trust’s other series.

Prior to the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Funds; and (iii) adding new exhibits to the Registration Statement.

Filing Desk
U.S. Securities and Exchange Commission
December 5, 2011

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, J. Stephen Feinour, Jr. at (215) 564-8521.

Very truly yours,

/s/ Michael D. Mabry
Michael D. Mabry

Cc:	Robert C. Holderith
James J. Valenti
J. Stephen Feinour, Jr.